3. Summary of Significant Accounting Policies (March 2017) (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details Narrative
Allowance for doubtful accounts	$ 0	$ 0	$ 0